ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of accounts receivable	Accounts receivable

Tax No.	Related party	Relationship	Country of origin	Currency	As of December 31, 2025	As of December 31, 2024
					ThUS$	ThUS$
76.335.600-0	Parque de Chile S.A.	Related director	Chile	CLP	—	2
96.810.370-9	Inversiones Costa Verde S.A.	Related director	Chile	CLP	—	21
76.115.378-1	Costa Verde Portafolio S.A.	Related director	Chile	CLP	7	2
	Total current assets				7	25

Schedule of current accounts payable	Current accounts payable

					Current liabilities
Tax No.	Related party	Relationship	Country of origin	Currency	As of December 31, 2025	As of December 31, 2024
					ThUS$	ThUS$
Foreign	Qatar Airways	Indirect shareholder	Qatar	US$	2,375	3,576
Foreign	Delta Air Lines, Inc.	Shareholder	U.S.A.	US$	5,332	9,299
	Total current liabilities				7,707	12,875